FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft Engine	Dec. 31, 2019 USD ($) Aircraft Engine	Dec. 31, 2018 USD ($) Aircraft
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $	$ 36,003	$ 97,323	$ 13,398
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft held for sale | Aircraft	0	6
Number of engines held for sale | Engine		2
Number of engines sold | Engine	2
Number of aircraft sold | Aircraft	6	25	3
Gain on sale of aircraft | $	$ 31,700	$ 94,400	$ 7,900